Consolidated Statements of Financial Position - RUB (₽) ₽ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Goodwill	₽ 9,935,360	₽ 10,630,361
Intangible assets	2,573,414	3,325,135
Property and equipment	537,587	423,986
Equity-accounted investees	272,724	414,621
Right-of-use assets	148,841	179,000
Deferred tax assets	624,486	451,890
Other financial assets	113,209
Other non-current assets	3,013	27,091
Total non-current assets	14,208,634	15,452,084
Current assets
Trade and other receivables	134,470	154,602
Indemnification asset	47,884	117,844
Prepaid expenses and other current assets	161,201	234,514
Short-term investments		300,000
Cash and cash equivalents	9,348,691	6,523,228
Total current assets	9,692,246	7,330,188
Total assets	23,900,880	22,782,272
Equity
Share capital	8,655	8,655
Share premium	1,568,626	1,568,626
Share-based payments reserve	1,475,850	694,096
Treasury shares	(1,425,999)	(1,096,357)
Foreign currency translation reserve	(107,596)	(94,678)
Retained earnings	5,258,367	4,756,114
Total equity attributable to owners of the Company	6,777,903	5,836,456
Non-controlling interest	85,782	126,888
Total equity	6,863,685	5,963,344
Non-current liabilities
Loans and borrowings	3,010,642	7,338,876
Lease liabilities	45,262	96,181
Deferred tax liabilities	413,240	504,367
Contract liabilities	82,354	84,205
Trade and other payables	45,691	110,236
Provisions	25,988	117,345
Other non-current liabilities	70,243	135,741
Total non-current liabilities	3,693,420	8,386,951
Current liabilities
Contract liabilities	5,555,185	4,560,634
Trade and other payables	2,043,005	1,816,113
Loans and borrowings (current portion)	4,561,504	698,778
Lease liabilities (current portion)	115,883	100,864
Income tax payable	313,427	357,555
Provisions (current portion)	642,631	758,117
Other current liabilities	112,140	139,916
Total current liabilities	13,343,775	8,431,977
Total liabilities	17,037,195	16,818,928
Total equity and liabilities	₽ 23,900,880	₽ 22,782,272